Share-based Compensation - 2019 Incentive Plan (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2019 $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 shares
2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)	137,186,000	137,186,000
Incremental compensation cost | ¥	¥ 0
Assumptions
Expected volatility					50.22%		50.22%
Contractual term (in year)			10 years		10 years		10 years
Risk-free interest rate					1.66%		1.66%
Number of shares
Beginning balance			88,240,084		126,402,925
Granted during the year			32,765,413		5,125,000		129,590,471
Exercised during the year			(18,031,675)		(36,613,500)		0
Forfeited / Cancelled during the year			(8,143,392)		(6,674,341)		(3,187,546)
Ending balance			94,830,430		88,240,084		126,402,925
Exercisable at the end			56,003,331	56,003,331					56,003,331
Weighted average exercise price US$/Share
Outstanding at beginning of period | $ / shares				$ 0.0001		$ 0.0001
Granted during the year | $ / shares				0.0001		0.0001		$ 0.0001
Exercised during the year | $ / shares				0.0001		0.0001
Forfeited during the year | $ / shares				0.0001		0.0001		0.0001
Outstanding at end of period | $ / shares		$ 0.0001		0.0001		$ 0.0001		$ 0.0001
Exercisable at the end (in dollars per share) | $ / shares									$ 0.0001
Aggregate intrinsic value
Aggregate intrinsic value US$ | $						$ 9,847,593		$ 37,352,064	$ 4,324,268
Weighted average remaining contractual years
Weighted average remaining contractual years			8 years 5 months 8 days		8 years 9 months 7 days		9 years 8 months 4 days
Weighted average price of options granted during the year | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001
Weighted average exercise price of options exercisable | $ / shares									$ 0.0001
Unrecognized share-based compensation expenses, recognition period			1 year 7 days
Weighted average grant date fair value of share options | (per share)			¥ 0.54			$ 0.78	¥ 3.81
Share-based compensation expenses recognized for share options | ¥			¥ 15,020		¥ 39,280		¥ 61,250
Unrecognized share-based compensation expenses | ¥			¥ 24,170	$ 24,170
Unrecognized compensation expense, recognition period			1 year 7 days
2019 Incentive Plan | Minimum
Assumptions
Expected volatility			49.29%
Risk-free interest rate			1.38%
2019 Incentive Plan | Maximum
Assumptions
Expected volatility			50.47%
Risk-free interest rate			1.45%
2019 Incentive Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)			12,710,395	12,710,395					12,710,395
2014 and 2016 Incentive Plan
Number of shares
Forfeited / Cancelled during the year	(91,548,120)
Updated Incentive Plan 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under the plan (in shares)										162,186,000
Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			4 years
Expiration period (in years)			10 years
Replacement Share Options | 2019 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of replaced share options			7,475,213		24,474,535
Certain Directors And Senior Management | 2019 Incentive Plan
Number of shares
Granted during the year			32,765,413		5,125,000		129,590,471